SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of short-term borrowings due to related parties

	June 30,	June 30,	June 30,
	2024	2025	2025
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a Founder, 3.45% annual interest, due on December 28, 2024	10,002,875	—	—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	—	10,017,250	1,398,354
Total short-term borrowings due to related parties	¥10,002,875	¥10,017,250	$1,398,354